Retirement Plan	12 Months Ended
Mar. 31, 2021
Retirement Plan
Retirement Plan

NOTE 12–RETIREMENT PLAN

In February 2021, the Company established a 401(k) retirement plan for its employees in which eligible employees can contribute a percentage of their compensation. The Company may also make discretionary contributions. The Company did not make any contributions to the plan to the year ended March 31, 2021.